STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($) $ in Thousands		Share Capital [Member]		Additional paid-in Capital [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2013		$ 18,554		$ 23,494	$ (42,920)	$ (872)
BALANCE, shares at Dec. 31, 2013	[1]	8,080,000
CHANGES DURING PERIOD
Profit for the year					658	658
Issuance of share capital and warrants (note 9a)		$ 1,221		(991)		230
Issuance of share capital and warrants, shares (note 9a)	[1],[2]	438,000
Reclassification of warrants to equity				330		$ 330
Exercise of Share based compensation, shares
Revaluation of convertible loan and warrants						$ 285
Share based compensation expenses				41		41
BALANCE at Dec. 31, 2014		$ 19,775		22,874	(42,262)	387
BALANCE, shares at Dec. 31, 2014	[1]	8,518,000
CHANGES DURING PERIOD
Profit for the year					2,118	2,118
Issuance of share capital and warrants (note 9a)		$ 2,015		(867)		1,148
Issuance of share capital and warrants, shares (note 9a)	[1],[2]	784,000
Exercise of Share based compensation		$ 47		(37)		$ 10
Exercise of Share based compensation, shares		19,000	[1]			19,000
Revaluation of convertible loan and warrants
Share based compensation expenses				36		36
BALANCE at Dec. 31, 2015		$ 21,837		22,006	(40,144)	$ 3,699
BALANCE, shares at Dec. 31, 2015	[1]	9,321,000				9,320,725
CHANGES DURING PERIOD
Profit for the year					2,024	$ 2,024
Exercise of Share based compensation		$ 67		(43)		$ 24
Exercise of Share based compensation, shares		27,000	[1]			27,100
Revaluation of convertible loan and warrants
Share based compensation expenses				53		53
BALANCE at Dec. 31, 2016		$ 21,904		$ 22,016	$ (38,120)	$ 5,800
BALANCE, shares at Dec. 31, 2016	[1]	9,348,000				9,347,780

[1]	Share data is retroactively adjusted to reflect 1 to 10 reverse stock split (refer to Note 15)
[2]	Net of share issuance costs in the amount of $20.